EQUITY	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

NOTE 17 - EQUITY

Ordinary shares and Additional paid-in capital

On December 20, 2024, Leishen Cayman (Nasdaq: LSE) consummated its IPO of 1,375,000 ordinary shares, par value $0.001 at $4.00 per share, with gross proceeds of $5.5 million. On January 8, 2025, Leishen Cayman issued and sold 150,000 additional Ordinary Shares at $4.00 per share, pursuant to the partial exercise of the Over-Allotment Option, resulting in additional gross proceeds of $600,000. As a result, Leishen Cayman raised aggregate gross proceeds of $6.1 million in the IPO. As of March 31, 2025, total of 17,025,000 shares were issued and outstanding. After deducting the underwriting discounts and commissions, the Company received total net proceeds of $5.4 million.

Non-controlling interests

Sichuan Leishen Hongzhuo is a limited liability company incorporated on January 16, 2019, under the laws of China; Beijing Leishen Green Energy held a 51% equity interest. In September 2025, Beijing Leishen Green Energy signed equity transaction agreements with Chengdu Jiajia Gas Technology Co., LTD and an individual, Lei Huaping. respectively to purchase 49% of the equity interest. The total purchase price for the equity interest was RMB 3,920,000 ($547,272). As a result of the equity transaction, Beijing Leishen Green Energy owns 100% of the equity in Sichuan Leishen Hongzhuo.

Huayou Huitong is a limited liability company incorporated on May 29, 2020, under the laws of China; China Oil Blue Ocean holds a 51% equity interest.

Non-controlling interests are a minority shareholder’s 49% ownership in Huayou Huitong and Sichuan Leishen Hongzhuo. Non-controlling interests consist of the following:

	September 30, 2025
	Huayou Huitong	Total
Paid-in capital	$53,405	$53,405
Deficit	(11,473)	(11,473)
Accumulated other comprehensive loss	(17,167)	(17,167)
Total non-controlling interests	$24,765	$24,765

	September 30, 2024
	Huayou Huitong	Sichuan Leishen Hongzhuo	Total
Paid-in capital	$53,405	$1,049,361	$1,102,766
Deficit	(35,622)	(362,586)	(398,208)
Accumulated other comprehensive loss	(17,356)	(18,281)	(35,637)
Total non-controlling interests	$427	$668,494	$668,921

Restricted Net Assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC operating subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries. As of September 30, 2025 and 2024, restricted net assets of the Company’s PRC subsidiaries were $8,620,767 and $3,308,960, respectively.